CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Accounts receivable, net of allowance	$ 18	$ 12
Inventory, net of reserves	$ 184	$ 52
STOCKHOLDERS' EQUITY :
Series B convertible preferred stock, par value	$ 0.001	$ 0.001
Series B convertible preferred stock, authorized	3	3
Series B convertible preferred stock, issued	2	0
Series B convertible preferred stock, outstanding	2	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, Authorized	145,000	145,000
Common stock, Issued	70,479	62,282
Common stock, outstanding	70,479	62,282